Service | Fidelity New York AMT Tax-Free Money Market Fund
Fund Summary Fund/Class: Fidelity® New York AMT Tax-Free Money Market Fund/Service
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Service Fidelity New York AMT Tax-Free Money Market Fund Service Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Service Fidelity New York AMT Tax-Free Money Market Fund Service Class
Management fee		0.20%
Distribution and/or Service (12b-1) fees		0.25%
Other expenses		0.05%
Total annual operating expenses		0.50%
Fee waiver and/or expense reimbursement	[1]	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.45%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not discontinue or modify this arrangement without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Service Fidelity New York AMT Tax-Free Money Market Fund Service Class
1 year	46
3 years	144
5 years	252
10 years	567

Principal Investment Strategies
  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes.
o    Potentially investing up to 20% of assets in municipal securities whose interest is subject to New York State and City personal income taxes.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com or www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.55%	March 31, 2008
Lowest Quarter Return	0.00%	March 31, 2010

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns	Past 1 year	Life of class		Inception Date
Service Fidelity New York AMT Tax-Free Money Market Fund Service Class	0.02%	0.87%	[1]	Apr. 18, 2007
[1]	From April 18, 2007.